Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,727,700
Previously Paid Amount	0.00
Total Fee Amount	2,724.40
Total Offset Amount	0.00
Net Fee	2,724.40
Narrative - Max Aggregate Offering Price	$ 19,727,700
Final Prospectus	true